PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 1,272	$ 1,238
Accumulated depreciation	1,072	985
Property and equipment, net	200	253
Depreciation expenses	87	108	119
Reduction in accumulated depreciation due to fully deprecated equipment no longer in service	0	6,044
Demonstration and rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	16	4
Accumulated depreciation
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	206	206
Accumulated depreciation	179	146
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	149	149
Accumulated depreciation	101	77
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	482	461
Accumulated depreciation	393	378
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	419	418
Accumulated depreciation	$ 399	$ 384